Related Party Transactions Related Party (Tables)	9 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

	For the Nine Months Ended September 30,
	2019	2018
Vessel revenue
Scorpio Kamsarmax Pool	$61,038	$64,553
Scorpio Ultramax Pool	101,832	112,778
Total vessel revenue	$162,870	$177,331
Voyage expense:
SCM	$145	$—
Total voyage expense	$145	$—
Vessel operating cost:
SSM	$9,787	$9,857
Port agent	202	55
Insurance brokerage	—	1,721
Total vessel operating cost	$9,989	$11,633
General and administrative expense:
SCM	$29	$34
SSM	115	48
SSH	5,001	5,024
SUK	1,463	988
Total general and administrative expense	$6,608	$6,094
Income from equity investments
Scorpio Tankers Inc.	$70,205	$—
Write-down on assets held for sale
SCM	$200	$—
SSM	204	—
Total write-down on assets held for sale	$404	$—

	As of
	September 30, 2019	December 31, 2018
Assets
Due from related parties-current:
Scorpio Kamsarmax Pool	$4,941	$4,017
Scorpio Ultramax Pool	5,008	3,321
Total due from related parties-current	$9,949	$7,338
Due from related parties non-current:
Scorpio Kamsarmax Pool	$4,767	$4,806
Scorpio Ultramax Pool	9,839	10,542
Total due from related parties non-current	$14,606	$15,348
Equity investment in Scorpio Tankers Inc.	$160,865	$92,281
Liabilities
Due to related parties-current :
SCM	$152	$8
SSM	159	116
SSH	—	357
Port agent	12	—
Total due to related parties-current	$323	$481